7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

January 31, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:        Voya Series Fund, Inc.

  SEC File Nos. 033-41694; 811-06352

Ladies and Gentlemen:

On behalf of Voya Series Fund, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 26, 2018, to the Class A, Class C, Class I, Class L, Class O, and Class W Prospectus, dated July 31, 2017, for Voya Government Money Market Fund.

The purpose of the filing is to submit the 497(e) filing dated January 26, 2018, in XBRL for Voya Government Money Market Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Mutual Fund Legal Department
Voya Investment Management